SHARE OPTION PLAN (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of share option transactions
The following summarizes share option transactions related to the Option Scheme in 2014, 2013 and 2012:

	2014		2013		2012
	Options	Weighted average exercise price $	Options	Weighted average exercise price $	Options	Weighted average exercise price $
Options outstanding at beginning of year	423,000	9.99	498,000	10.27	830,500	11.25
Granted	—	—	—	—	—	—
Exercised	(224,000)	5.41	(75,000)	5.29	(260,000)	7.17
Forfeited	(10,000)	5.56	—	—	(72,500)	18.05
Options outstanding at end of year	189,000	13.17	423,000	9.99	498,000	10.27
Exercisable at end of year	189,000	13.17	374,333	9.22	376,668	8.29